Schedule I - STATEMENT OF CHANGES IN EQUITY (Detail) - USD ($) $ in Thousands				12 Months Ended
	Nov. 29, 2016	Nov. 11, 2015	Nov. 18, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)				131,729,773
Beginning Balance				$ 45,236
Net income for the year				14,935	$ 26,290	$ 24,573
Foreign currency translation adjustments				264	(6,395)	(3,485)
Repurchase of ordinary shares (Note 17)					(36,760)	(3,333)
Unrealized gain on available-for-sale investments, net of tax effect of $26				173
Options exercised					1,659	18
Stock-based compensation expense (Note 25)				2,111	2,015	1,783
Dividends (Note 26)	$ (14,839)	$ (31,138)	$ (28,199)	(14,839)	(31,138)	(28,199)
Capital contribution from noncontrolling interests				12,164	4,824
Loan to optionees in connection with exercise of options					(1,663)
Repayment of loan to optionees in connection with exercise of options				$ 199	$ 177	$ 1,042
Ending Balance (in shares)				131,854,773	131,729,773
Ending Balance				$ 48,783	$ 45,236
Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)				131,729,773	142,406,933	142,752,873
Repurchase of ordinary shares (Note 17)					$ (1)
Repurchase of ordinary shares (in shares)					(11,326,460)	(1,137,236)
Options exercised (in shares)					524,300	123,924
Stock-based compensation expense (in shares) (Note 25)				125,000	125,000	667,372
Ending Balance (in shares)				131,854,773	131,729,773	142,406,933
Additional paid-in capital
Condensed Financial Statements, Captions [Line Items]
Repurchase of ordinary shares (Note 17)					$ (21,289)	$ (3,333)
Options exercised					1,659	18
Stock-based compensation expense (Note 25)				$ 2,111	2,015	1,783
Dividends (Note 26)					(20,800)	(21,182)
Capital contribution from noncontrolling interests				1,090
Loan to optionees in connection with exercise of options					(1,663)
Repayment of loan to optionees in connection with exercise of options				199	177	1,042
Accumulated other comprehensive income (loss)
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments				(122)	(6,153)	(3,485)
Unrealized gain on available-for-sale investments, net of tax effect of $26				173
Retained earnings
Condensed Financial Statements, Captions [Line Items]
Repurchase of ordinary shares (Note 17)					(15,470)
Dividends (Note 26)				$ (14,839)	(10,338)	(7,017)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)				131,729,773
Beginning Balance				$ 45,236	90,809	98,410
Net income for the year				14,935	26,290	24,573
Foreign currency translation adjustments				(122)	(6,153)	(3,485)
Repurchase of ordinary shares (Note 17)					(36,760)	(3,333)
Unrealized gain on available-for-sale investments, net of tax effect of $26				173
Options exercised					1,659	18
Stock-based compensation expense (Note 25)				2,111	2,015	1,783
Dividends (Note 26)				(14,839)	(31,138)	(28,199)
Capital contribution from noncontrolling interests				1,090
Loan to optionees in connection with exercise of options					(1,663)
Repayment of loan to optionees in connection with exercise of options				$ 199	$ 177	1,042
Ending Balance (in shares)				131,854,773	131,729,773
Ending Balance				$ 48,783	$ 45,236	$ 90,809
Parent Company | Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)				131,729,773	142,406,933	142,752,873
Beginning Balance				$ 13	$ 14	$ 14
Repurchase of ordinary shares (Note 17)					$ (1)
Repurchase of ordinary shares (in shares)					(11,326,460)	(1,137,236)
Options exercised (in shares)					524,300	123,924
Stock-based compensation expense (in shares) (Note 25)				125,000	125,000	667,372
Ending Balance (in shares)				131,854,773	131,729,773	142,406,933
Ending Balance				$ 13	$ 13	$ 14
Parent Company | Additional paid-in capital
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				15,697	55,598	77,270
Repurchase of ordinary shares (Note 17)					(21,289)	(3,333)
Options exercised					1,659	18
Stock-based compensation expense (Note 25)				2,111	2,015	1,783
Dividends (Note 26)					(20,800)	(21,182)
Capital contribution from noncontrolling interests				1,090
Loan to optionees in connection with exercise of options					(1,663)
Repayment of loan to optionees in connection with exercise of options				199	177	1,042
Ending Balance				19,097	15,697	55,598
Parent Company | Accumulated other comprehensive income (loss)
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				(3,418)	2,735	6,220
Foreign currency translation adjustments				(122)	(6,153)	(3,485)
Unrealized gain on available-for-sale investments, net of tax effect of $26				173
Ending Balance				(3,367)	(3,418)	2,735
Parent Company | Retained earnings
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				32,944	32,462	14,906
Net income for the year				14,935	26,290	24,573
Repurchase of ordinary shares (Note 17)					(15,470)
Dividends (Note 26)				(14,839)	(10,338)	(7,017)
Ending Balance				$ 33,040	$ 32,944	$ 32,462